DERIVATIVE FINANCIAL INSTRUMENTS (Details 2)	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Notional value	$ 18,189,000
Fair value gain (loss)	5,109,000
Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Notional value	5,256,000
Fair value gain (loss)	611,000
Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Notional value	8,177,000
Fair value gain (loss)	(611,000)
April 2022 to December 2022 BSI-58 ave 10TC Strike price 13,300 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 13,300
Duration	45 years
Notional value	$ 599,000
Fair value gain (loss)	406,000
April 2022 to December 2022 BSI-58 ave 10TC Strike price 13,300 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 13,300
Duration	45 years
Notional value	$ 599,000
Fair value gain (loss)	406,000
April 2022 to December 2022 BSI-58 ave 10TC Strike price 13,300 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 13,300
Duration	180 years
Notional value	$ 2,394,000
Fair value gain (loss)	1,624,000
January 2022 to December 2022 BSI-58 ave 10TC Strike price 17,350 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 17,350
Duration	180 years
Notional value	$ 3,123,000
Fair value gain (loss)	1,016,000
January 2022 to December 2022 BSI-58 ave 10TC Strike price 17,250 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 17,250
Duration	60 years
Notional value	$ 1,035,000
Fair value gain (loss)	345,000
January 2022 to December 2022 BSI-58 ave 10TC Strike price 17,250 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 17,250
Duration	60 years
Notional value	$ 1,035,000
Fair value gain (loss)	345,000
January 2022 to December 2022 BSI-58 ave 10TC Strike price 17,250 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 17,250
Duration	60 years
Notional value	$ 1,035,000
Fair value gain (loss)	345,000
January 2022 to June 2022 BSI-58 ave 10TC Strike price 23,100 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 23,100
Duration	90 years
Notional value	$ 2,079,000
Fair value gain (loss)	157,000
June 2022 BSI-58 ave 10TC Strike price 25,000 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 25,000
Duration	15 years
Notional value	$ 375,000
Fair value gain (loss)	6,000
July 2022 to September 2022 BSI-58 ave 10TC Strike price 21,000 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 21,000
Duration	45 years
Notional value	$ 945,000
Fair value gain (loss)	52,000
October 2022 to December 2022 BSI-58 ave 10TC Strike price 19,000 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 19,000
Duration	45 years
Notional value	$ 855,000
Fair value gain (loss)	52,000
January 2022 to June2022 BSI-58 ave 10TC Strike price 22,650 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 22,650
Duration	90 years
Notional value	$ 2,039,000
Fair value gain (loss)	197,000
January 2022 to June2022 BSI-58 ave 10TC Strike price 23,000 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 23,000
Duration	30 years
Notional value	$ 690,000
Fair value gain (loss)	55,000
January 2022 to June2022 BSI-58 ave 10TC Strike price 23,100 [Member] | Derivative asset [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 23,100
Duration	60 years
Notional value	$ 1,386,000
Fair value gain (loss)	103,000
January 2023 to December 2023 BSI-58 ave 10TC Strike price 14,350 [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 14,350
Duration	60 years
Notional value	$ 861,000
Fair value gain (loss)	117,000
January 2023 to December 2023 BSI-58 ave 10TC Strike price 14,350 [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 600
Duration	60 years
Notional value	$ 861,000
Fair value gain (loss)	117,000
January 2023 to December 2023 BSI-58 ave 10TC Strike price 14,350 [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 574
Duration	60 years
Notional value	$ 861,000
Fair value gain (loss)	117,000
January 2023 to December 2023 BSI-58 ave 10TC Strike price 14,750 [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 510
Duration	60 years
Notional value	$ 885,000
Fair value gain (loss)	93,000
January 2023 to December 2023 BSI-58 ave 10TC Strike price 14,800 [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 503
Duration	60 years
Notional value	$ 888,000
Fair value gain (loss)	90,000
January 2023 to December 2023 BSI-58 ave 10TC Strike price 15,000 [Member] | Noncurrent Derivative Assets [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 538
Duration	60 years
Notional value	$ 900,000
Fair value gain (loss)	77,000
July 2022 to December 2022 BSI-58 ave 10TC Strike price 23,100 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 23,100
Duration	90 years
Notional value	$ 2,079,000
Fair value gain (loss)	(176,000)
January 2022 to March 2022 BSI-58 ave 10TC Strike price 27,400 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 27,400
Duration	15 years
Notional value	$ 411,000
Fair value gain (loss)	(36,000)
January 2022 to March 2022 BSI-58 ave 10TC Strike price 27,400 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 27,400
Duration	15 years
Notional value	$ 411,000
Fair value gain (loss)	(36,000)
January 2022 to March 2022 BSI-58 ave 10TC Strike price 27,400 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 27,400
Duration	15 years
Notional value	$ 411,000
Fair value gain (loss)	(36,000)
July 2022 to December 2022 BSI-58 ave 10TC Strike price 25,000 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 25,000
Duration	30 years
Notional value	$ 750,000
Fair value gain (loss)	(20,000)
July 2022 to December 2022 BSI-58 ave 10TC Strike price 22,650 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 22,650
Duration	90 years
Notional value	$ 2,039,000
Fair value gain (loss)	(135,000)
July 2022 to December 2022 BSI-58 ave 10TC Strike price 23,000 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 23,000
Duration	30 years
Notional value	$ 690,000
Fair value gain (loss)	(55,000)
July 2022 to December 2022 BSI-58 ave 10TC Strike price 23,100 [Member] | Derivative Liability [Member]
Disclosure of detailed information about hedges [line items]
Strike price	$ 23,100
Duration	60 years
Notional value	$ 1,386,000
Fair value gain (loss)	$ (117,000)